Derivative Liability (Details Narrative) - $ / shares	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Warrants [Member]
Fair value of assumptions, stock price	$ 0.25	$ 0.25
Measurement Input, Exercise Price [Member] | Warrants [Member]
Fair value of assumptions, conversion price	$ 0.50
Measurement Input, Expected Term [Member] | Minimum [Member] | Warrants [Member]
Fair value of assumptions, term	50 months
Measurement Input, Expected Term [Member] | Maximum [Member] | Warrants [Member]
Fair value of assumptions, term	5 years
Measurement Input, Price Volatility [Member] | Warrants [Member]
Fair value of assumptions, expected volatility	161.00%
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Warrants [Member]
Fair value of assumptions risk, free interest rate	2.42%
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Warrants [Member]
Fair value of assumptions risk, free interest rate	2.56%
Convertible Promissory Notes [Member]
Fair value of assumptions, stock price	$ 0.25	$ 0.25
Convertible Promissory Notes [Member] | Measurement Input, Exercise Price [Member]
Fair value of assumptions, conversion price	$ 0.125
Convertible Promissory Notes [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Fair value of assumptions, term	2 months
Convertible Promissory Notes [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Fair value of assumptions, term	1 year
Convertible Promissory Notes [Member] | Measurement Input, Price Volatility [Member]
Fair value of assumptions, expected volatility	161.00%
Convertible Promissory Notes [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair value of assumptions risk, free interest rate	1.68%
Convertible Promissory Notes [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair value of assumptions risk, free interest rate	2.01%